Note 17 - Financial Instruments (Details 2)	12 Months Ended
Nov. 30, 2019 USD ($)
Undiscounted future cash flows	$ 7,595,179
Accounts Payable
Third parties	3,757,018
Accrued Liabilities
Third parties	927,698
Income Tax Payable
Third parties	5,678
Employee Costs Payable
Related parties	893,864
Unsecured Convertible Debentures
Related parties	1,851,058
Promissory Notes Payable
Related parties	159,863
Less Than 3 Months
Undiscounted future cash flows	7,069,836
Less Than 3 Months | Accounts Payable
Third parties	3,757,018
Less Than 3 Months | Accrued Liabilities
Third parties	927,698
Less Than 3 Months | Income Tax Payable
Third parties	5,678
Less Than 3 Months | Employee Costs Payable
Related parties	893,864
Less Than 3 Months | Unsecured Convertible Debentures
Related parties	1,325,715
Less Than 3 Months | Promissory Notes Payable
Related parties	159,863
Three To Six Months
Undiscounted future cash flows	12,603
Three To Six Months | Accounts Payable
Third parties	0
Three To Six Months | Accrued Liabilities
Third parties	0
Three To Six Months | Income Tax Payable
Third parties	0
Three To Six Months | Employee Costs Payable
Related parties	0
Three To Six Months | Unsecured Convertible Debentures
Related parties	12,603
Three To Six Months | Promissory Notes Payable
Related parties	0
Six To Nine Months
Undiscounted future cash flows	12,603
Six To Nine Months | Accounts Payable
Third parties	0
Six To Nine Months | Accrued Liabilities
Third parties	0
Six To Nine Months | Income Tax Payable
Third parties	0
Six To Nine Months | Employee Costs Payable
Related parties	0
Six To Nine Months | Unsecured Convertible Debentures
Related parties	12,603
Six To Nine Months | Promissory Notes Payable
Related parties	0
Nine Months To One Year
Undiscounted future cash flows	500,137
Nine Months To One Year | Accounts Payable
Third parties	0
Nine Months To One Year | Accrued Liabilities
Third parties	0
Nine Months To One Year | Income Tax Payable
Third parties	0
Nine Months To One Year | Employee Costs Payable
Related parties	0
Nine Months To One Year | Unsecured Convertible Debentures
Related parties	500,137
Nine Months To One Year | Promissory Notes Payable
Related parties	0
Greater Than One Year
Undiscounted future cash flows	0
Greater Than One Year | Accounts Payable
Third parties	0
Greater Than One Year | Accrued Liabilities
Third parties	0
Greater Than One Year | Income Tax Payable
Third parties	0
Greater Than One Year | Employee Costs Payable
Related parties	0
Greater Than One Year | Unsecured Convertible Debentures
Related parties	0
Greater Than One Year | Promissory Notes Payable
Related parties	$ 0